THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE
------------------------------------------------------------------------------
DEAR SHAREHOLDER:
     The management of the Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the fiscal year ended October 31, 1997.

PERFORMANCE REVIEW*
     The Rodney Square Diversified Income Portfolio had a total return of 7.13% for the twelve months ended October 31, 1997. This return consisted of a modest increase in net asset value per share from $12.95 on October 31, 1996 to $13.07 at the end of October 1997 plus dividends of $0.77 per share. The Portfolio's performance slightly trailed the reported return of 7.49% for the Lehman Intermediate Government Corporate Index over this 12 month period. Wilmington Trust Company, the Portfolio's adviser, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.65% of average daily net assets.

     The Rodney Square Municipal Income Portfolio provided shareholders with a 6.85% return for the fiscal year ended October 31, 1997. This return consisted of an increase in the net asset value per share, to $12.74 from $12.46, plus dividends of $0.55 per share. The Portfolio's performance was lower than the 7.06% return reported for the Merrill Lynch Intermediate Municipal Index (the "Merrill Lynch Index"). This Merrill Lynch Index is a composite return of nearly 400 municipal bond issues with a maturity range of 0 to 22 years. The index is designed to model the typical holdings and return characteristics of intermediate-term mutual funds as defined by Lipper Analytical Services. WTC, the Portfolio's adviser, has continued to assist in the Portfolio's return by limiting total expenses of the Portfolio to 0.75% of average daily net assets.

ECONOMIC ENVIRONMENT
     The fiscal year started with the bond markets peaking as uneven economic performance seemed to make the probability of a Federal Reserve Board (the "Fed") rate hike unlikely. All was rosy until Fed Chairman Greenspan delivered his now famous "irrational exuberance" speech in December. The bond markets started a mild retreat that was accelerated when the Fed actually hiked the Federal Funds rate by 25 basis points in March. The bond markets went into a tail spin. The 5-Year Treasury bond, which had started the fiscal year yielding 6.10% rose to 6.75% by the end of March.

     As we moved into the second quarter, weak economic data, highlighted by three consecutive months of declines in  retail sales, and benign inflation, kept the Fed at bay as it did not act again during the year. This "steady as she goes" rate policy helped the bond markets to reverse their early decline and sustained a rally that lasted through the end of the fiscal year. By
October 31, 1997, the yield on the 5-Year Treasury issue had declined to
5.70%. In the month of October the rally was given a strong boost as the economic crisis in the Asian markets sent investors fleeing to the U.S. bond market for safety.
---------------------------
*    PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.  AN
     INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON
     TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE
     FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD
	 OR ANY OTHER AGENCY. TOTAL RETURNS SHOWN FOR THE PORTFOLIOS DO NOT REFLECT
	 THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%.  RETURNS ARE HIGHER DUE TO
	 THE ADVISER'S MAINTENANCE OF THE PORTFOLIOS' EXPENSES. SEE FINANCIAL
	 HIGHLIGHTS ON PAGES 16 AND 17.
                                       1
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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
     Against this backdrop, the municipal market was driven primarily by supply of new issues. For the first 6 months of calendar year 1997, there was a relatively light schedule of new issues and the municipal market outperformed its taxable counterparts. This occurred while the retail buyer, both direct and via mutual funds, largely stayed out of the market. Then, during the summer and fall, the supply pipeline overflowed, resulting in a muted rally, compared to the strong rally in the taxable markets. At the end of the fiscal year, the relative valuations for municipal bonds were as attractive as they had been since April 1996.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE DIVERSIFIED INCOME PORTFOLIO

     The Portfolio is designed to give shareholders broad exposure to the dynamics of the short-intermediate term bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

     The taxable fixed income markets responded to a variety of forces over the past year which affected the Portfolio's performance. The first of these was Fed policy, which caused a number of interest rate swings during the past year. The markets began the fiscal year in good shape but this proved to be short lived as Mr. Greenspan's now famous "irrational exuberance" characterization of the stock market promptly put the bond market on the defensive regarding a possible tightening of credit. Mr. Greenspan's February Humphrey-Hawkins testimony before Congress contained a similar warning and market yields moved higher. The fears of the market were well founded as the Fed moved overnight interest rates up a quarter of a percentage point in late March. During this time, we kept the interest sensitive position of the portfolio below that of our market index, which helped our performance during this difficult market period. The Portfolio was also assisted by a strong reliance on yield enhancement through overweighting the non-U. S. Treasury sectors of the market such as corporate bonds and asset-backed securities. With corporate financial positions holding up very well in the robust economy, credit risks were minimized and these sectors performed very well.

     After the Fed's initial rate increase, the markets remained on the defensive but this outlook began to change as it appeared that the economy was not overheating and that despite tightening labor markets, inflation was not becoming a problem. Yield levels began drifting lower and kept moving in this general direction throughout most of the fiscal period remaining. For the most part we kept the Portfolio's interest rate sensitivity at or above market levels during this time. In addition our emphasis on yield enhancement performed well as corporate credit markets experienced further spread compression against the U. S. Treasury market.

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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
     During the last few months of the fiscal year, the market witnessed a dramatic flattening of the yield curve as the two ends of the curve responded to very different influences. While the Fed has not raised interest rates since March, the market was respectful of the Fed's bias toward tightening. Therefore, short term rates did not dip too far below the overnight rate. Long term rates however, responded well to the low inflation environment and more recently to concerns over the international situation in Asia. Thus 30 Year Treasury rates fell by 63 basis points since June 30, while 1-Year Treasury rates fell by only 30 basis points over the same period. The Portfolio took advantage of this movement by emphasizing maturities in the 8 to 12-year maturity range while underweighting holdings in the middle of the curve.

     The following graph compares The Diversified Income Portfolio, the Lehman Intermediate Government/Corporate Index and the Consumer Price Index ("CPI") since the Portfolio's commencement of operations on April 2, 1991.

[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

          COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL INVESTMENT*

APR-91 OCT-91   OCT-92   OCT-93  OCT-94   OCT-95   OCT-96   OCT-97
------ -------  -------  ------- -------  -------  -------  -------
$9,000 $10,000  $11,000  $12,000 $13,000  $14,000  $15,000  $16,000 $17,000

               AVERAGE ANNUAL TOTAL RETURN
               ---------------------------
               1YEAR     5 YEAR    INCEPTION
               -----     ------    ---------
FUND            3.4%      5.4%       6.6%
INDEX           7.5%      6.7%       7.8%
CPI             2.2%      2.7%       2.8%

Diversified Income LGIC Index CPI

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown for the Portfolio reflect the effect of the maximum sales load of 3.50% on a hypothetical initial investment of $10,000 and with dividends reinvested. Returns are higher due to the Adviser's maintenance of the Portfolio's expenses. See Financial Highlights on pages 16 and 17.

THE MUNICIPAL INCOME PORTFOLIO

     The Rodney Square Municipal Income Portfolio is an intermediate, high quality fund designed to produce a high level of income which is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------

     The yield curve shift that occurred in the last few months of the fiscal year presented an opportunity in the municipal market. The shift in the yield curve for municipals involved a widening in the 1 to 5-year and the 10 to 15-year ranges, and a narrowing in the 5 to 10-year range. This structural change allowed us to reposition the Portfolio by replacing bonds in the 10-year range with 5 and 15 year maturity ranges. This strategy, referred to as a barbell, was implemented without giving up any potential yield. Our expectation is that when the yield curve returns to normal, we should be able to reverse the position again thereby actually increasing the yield potential. The positions swapped represented about 12% of the total portfolio.

     Our performance for the fiscal year was aided by this barbelling strategy as well as our focus on high coupon issues. The Portfolio had an average coupon of 5.90% as of September 30, 1997, compared to a 5.47% average for the Merrill Index. This extra cushion helped the Portfolio to outperform the average return of the funds included in the Lipper Intermediate
Municipal category by nearly 30 basis points for the 12 months ending October 31, 1997.

     At fiscal year-end, municipals represented good value versus taxable bonds. In fact, the municipal market was attracting cross-over buyers who had been out of the municipal market for nearly 6 months. Cross-over buyers are tax-exempt organizations, for whom the tax free nature of municipals provides no benefit. They participate in the municipal market only when municipals become undervalued and their portfolios can benefit from the outperformance potential as the municipal bonds move back to fair value.

     Looking ahead in the municipal arena, market participants will be watching at least one indicator for direction, the old "January Effect." For the last several years, there has been an imbalance between supply (very low as municipalities are slow to start the new year) and demand (very high as investors look to reinvest large coupon and called bond proceeds.) This has resulted in a relatively strong municipal market, at least relative to taxable bonds. This year the effect should be muted. First, the amount of called bonds peaked in January 1996 and continues to decline. Second, issuers seem to be quicker to respond to opportunities. There will be a drop off in the amount of new issues, but probably not as great as experienced historically.

     Below is a diagram that illustrates the performance of The Rodney Square Municipal Income Portfolio, the Merrill Lynch Index - and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on November 1, 1993.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A] [FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                    AVERAGE ANNUAL TOTAL RETURN
                    ---------------------------
                    1 YEAR              INCEPTION
                    ------              ---------
FUND                 3.1%                 4.0%
INDEX                7.1%                 6.5%
CPI                  2.2%                 2.7%

OCT-93 OCT-94   OCT-95   OCT-96  OCT-97
$9,000 $9,500   $10,000  $10,500 $11,000  $11,500  $12,000  $12,500 $13,000

Municipal Income Merrill Index CPI

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown for the Portfolio reflect the effect of the maximum sales load of 3.50% on a hypothetical initial investment of $10,000 and with dividends reinvested. Returns are higher due to the Adviser's maintenance of the Portfolio's expenses. See Financial Highlights on pages 16 and 17.

     We invite your comments and questions and we thank you for your investment in The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely,

                                             /s/ Martin Klopping
                                             -------------------
                                             Martin Klopping
                                             President

     December 12, 1997
                                     5
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THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS/OCTOBER 31, 1997
  (SHOWING PERCENTAGE OF TOTAL VALUE OF NET ASSETS
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
ASSET-BACKED SECURITIES - 7.9%
 AFC Home Equity Loan Trust, Ser.
   1996-2 Class 1A4, 7.74%, 09/25/27.    Aaa/AAA  $  799,831 $   835,121
 Green Tree Financial Corp., Ser.
   1996-5 Class A4, 7.15%, 07/15/27..    Aaa/AAA     750,000     777,618
 MBNA Master Credit Card Trust, Ser.
   1995-F Class A, 6.60%, 01/15/03...    Aaa/AAA     300,000     305,223
 Residential Asset Securities Corp.,
   Ser. 1995-KS3, 8.00%, 10/25/24....    Aaa/AAA     314,712     317,026
 Resolution Trust Corp., Ser. 1994-C2
   Class B, 8.00%, 04/25/25..........    NR/AA       250,000     259,887
                                                             -----------
     TOTAL ASSET-BACKED SECURITIES
       (COST $2,439,816) ..............................        2,494,875
                                                             -----------
MORTGAGE-BACKED SECURITIES - 11.5%
 Advanta Mtge. Loan Trust, Ser.
   1996-1 Class A6, 6.73%, 08/25/23..    Aaa/AAA     300,000     303,448
 Contimortgage Home Equity Loan Trust,
   Ser. 1996-1 Class A6, 6.69%,
   01/15/16..........................    Aaa/AAA     299,998     301,789
 Federal National Mtge. Assoc. Notes,
   Ser. 1995W1 Class A6, 8.10%,
   04/25/25..........................    Aaa/NR      500,000     525,976
 Federal National Mtge. Assoc. Notes,
   Ser. 1996-4 Class VC, 6.50%,
   07/25/02..........................    Aaa/NR      233,315     234,534
 Federal National Mtge. Assoc. Notes,
   Ser. G37 Class G, 7.50%, 12/25/19.    Aaa/NR      300,000     305,812
 GE CAP. Mtge. Services, Inc., Ser.
   1996HE2 Class A5, 7.94%, 06/25/14.    Aaa/NR      600,000     639,546
 Green Tree Financial Corp., Ser.
   1995-2 Class A6, 8.30%, 05/15/26..    Aaa/AAA     325,000     355,537
 The Money Store Home Equity Trust,
   Ser. 1992D2 Class A3, 7.55%,
   01/15/18..........................    Aaa/AAA     331,354     342,293
 The Money Store Home Equity Trust,
   Ser. 1996B Class A8, 7.91%,
   05/15/24..........................    Aaa/AAA     200,000     215,973
 The Money Store Home Equity Trust,
   Ser. 1996D Class A5, 6.67%, 03/15/18  Aaa/AAA     400,000     403,754
                                                             -----------
     TOTAL MORTGAGE-BACKED SECURITIES
       (COST $3,524,660) ..............................        3,628,662
                                                             -----------
CORPORATE BONDS - 47.3%
BANKS - 1.1%
 Bank of Montreal, 7.80%, 04/01/07...    A1/A+       300,000     327,000
                                                             -----------
   The accompanying notes are an integral part of the financial statements. THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
ELECTRIC UTILITIES - 7.5%
 Alabama Power Co., 7.00%, 01/01/03,
   Callable 01/01/98 @ 101.64........    A1/A+    $1,000,000 $ 1,017,500
 Central Illinois Public Service,
   6.73%, 06/01/01...................    Aa1/AA+     300,000     306,750
 Duke Energy Corp., 8.00%, 11/01/99..    Aa3/AA-   1,000,000   1,035,000
                                                             -----------
                                                               2,359,250
                                                             -----------
FINANCIAL - 30.7%
 American Express Credit Corp.,
   8.50%, 06/15/99...................    Aa3/A+      350,000     364,000
 Associates Corp. N.A., 6.75%,
   08/01/01..........................    Aa3/AA-     500,000     508,337
 Associates Corp. N.A., 8.55%,
  07/15/09...........................    Aa3/AA-     300,000     346,310
 BankAmerica Corp., 6.75%,
   09/15/05..........................    A1/A-       250,000     253,438
 Bear Stearns Co., 6.625%,
   10/01/04..........................    A2/A        400,000     398,763
 Beneficial Corp., 8.17%, 11/09/99...    A2/A        700,000     728,751
 Dean Witter Discover, 6.75%,
   08/15/00..........................    A1/A+       400,000     407,637
 General Motors Acceptance Corp.,
   6.70%, 07/02/99...................    A3/A-       650,000     657,686
 Heller Financial Corp., 7.875%,
   11/01/99..........................    A2/BBB      800,000     827,000
 International Lease Finance, 6.125%,
   11/01/99..........................    A1/A+       400,000     400,500
 Lehman Brothers, Inc., 6.50%,
  10/01/02...........................    Baa1/A      600,000     600,387
 Lehman Brothers, Inc., 7.375%,
  05/15/04...........................    Baa1/A      300,000     312,375
 Merrill Lynch & Co., Inc., 7.05%,
   04/15/03..........................    AA3/AA-     100,000     100,250
 Morgan Stanley Group, 6.375%,
   01/18/00..........................    A1/A+       600,000     604,500
 Norwest Financial, Inc., Sr. Notes,
   6.85%, 07/15/09...................    Aa3/AA-     650,000     663,115
 Norwest Financial, Inc., 6.37%,
   11/15/01..........................    Aa3/AA-     500,000     504,375
 Salomon Brothers, Inc., 6.50%,
  03/01/00...........................    A2/BBB      425,000     427,959
 Santander Financial Issuances, Ltd.,
   7.875%, 04/15/05..................    A1/A+       300,000     323,250
 Smith Barney Holdings, 7.00%,
   03/15/04..........................    A2/A        550,000     565,369



   The accompanying notes are an integral part of the financial statements.
                                       7
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THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
 Union Bank of Switzerland, NY, 7.25%,
   07/15/06..........................    Aa1/A    $  350,000 $   368,375
 USL Capital Corp., 5.79%, 01/23/01..    A1/A        300,000     296,626
                                                             -----------
                                                               9,659,003
                                                             -----------
MANUFACTURING - 2.3%
 Eaton Corp., 8.00%, 08/15/06........    A2/A        650,000     719,875
                                                             -----------
MERCHANDISING & RETAIL - 1.0%
 Gap, Inc., 6.90%, 09/15/07..........    A2/A        300,000     308,773
                                                             -----------
OIL, GAS & PETROLEUM - 1.0%
 Societe Nationale Elf Aquitaine,
   8.00%, 10/15/01...................    Aa3/AA-     300,000     320,625
                                                             -----------
TELEPHONE & COMMUNICATIONS - 3.7%
 GTE Southwest, 6.54%, 12/01/05......    A2/AA-      600,000     603,568
 United Telecommunications, Inc.,
   9.50%, 04/01/03...................    A3/A-       500,000     570,000
                                                             -----------
                                                               1,173,568
                                                             -----------
     TOTAL CORPORATE BONDS
       (COST $14,543,167) ............                        14,868,094
                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
FEDERAL HOME LOAN BANKS NOTES - 2.8%
 Federal Home Loan Banks Notes, 6.095%,
   10/23/00...........................   Aaa/NR      400,000     399,447
 Federal Home Loan Banks Notes, 7.50%,
   09/30/03, Callable
   09/30/98 @ 100.....................   Aaa/NR      475,000     479,828
                                                             -----------
                                                                 879,275
                                                             -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES - 1.6%
 Federal Home Loan Mtge. Corp. Notes,
   7.05%, 05/15/02....................   Aaa/NR      500,000     502,465
                                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES - 5.8%
 Federal National Mtge. Assoc. Notes,
   7.50%, 08/25/05....................   Aaa/NR      300,000     301,749
 Federal National Mtge. Assoc. Notes,
   6.71%, 02/13/06....................   Aaa/NR      300,000     299,205
 Federal National Mtge. Assoc. Notes,
   7.58%, 06/02/06....................   Aaa/NR      400,000     409,946
 Federal National Mtge. Assoc. Notes,
   7.94%, 09/13/06....................   Aaa/NR      500,000     514,488
   The accompanying notes are an integral part of the financial statements. THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL    VALUE
                                        RATING*      AMOUNT     (NOTE 2)
                                      -----------  ---------- -----------
 Federal National Mtge. Assoc. Notes,
   7.00%, 06/25/07.....................  Aaa/NR   $  300,000  $  305,907
                                                              ----------
                                                               1,831,295
                                                              ----------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS (COST $3,161,141)....................       3,213,035
                                                              ----------
U.S. TREASURY OBLIGATIONS** - 16.7%
U.S. TREASURY BONDS - 2.8%
 U.S. Treasury Bonds, 11.75%, 02/15/10.  NR/NR       650,000     868,757
                                                              ----------
U.S. TREASURY NOTES - 13.9%
 U.S. Treasury Notes, 6.375%, 04/30/99.  NR/NR       400,000     404,204
 U.S. Treasury Notes, 6.375%, 07/15/99.  NR/NR       400,000     404,750
 U.S. Treasury Notes, 6.375%, 01/15/00.  NR/NR     1,400,000   1,420,860
 U.S. Treasury Notes, 6.75%, 04/30/00..  NR/NR       400,000     409,436
 U.S. Treasury Notes, 6.25%, 05/31/00..  NR/NR       300,000     303,741
 U.S. Treasury Notes, 8.75%, 08/15/00..  NR/NR       150,000     161,440
 U.S. Treasury Notes, 6.50%, 08/31/01..  NR/NR       250,000     256,075
 U.S. Treasury Notes, 6.125%, 12/31/01.  NR/NR       400,000     405,250
 U.S. Treasury Notes, 7.25%, 05/15/04..  NR/NR       550,000     590,953
                                                              ----------
                                                               4,356,709
                                                              ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (COST $5,142,214) ..............................         5,225,466
                                                              ----------
TIME DEPOSITS - 5.9%
 Sanwa Bank, Grand Cayman Branch,
   5.656%, 11/03/97 (COST $1,853,793)..  NR/NR     1,853,793   1,853,793
                                                              ----------
TOTAL INVESTMENTS (COST $30,664,791)+
  - 99.5%..............................................       31,283,925
OTHER ASSETS AND LIABILITIES,
  NET - 0.5%...........................................          171,835
                                                             -----------
NET ASSETS - 100.0%....................................      $31,455,760
                                                             ===========
* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser.
** While not rated by Moody's or S&P, U.S. Government Securities are considered to be of the highest quality, comparable to AAA.
+ The cost for federal income tax purposes was $30,668,968. At October 31, 1997, net unrealized appreciation was $614,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $641,304 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $26,347.

   The accompanying notes are an integral part of the financial statements.
                                       9
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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS/OCTOBER 31, 1997
  (SHOWING PERCENTAGE OF TOTAL VALUE OF NET ASSETS)
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
MUNICIPAL BONDS - 94.7%
ALASKA - 5.6%
 Alaska Municipal Bond Bank Auth. Ref.
   Rev. Bonds, Ser. 1994C, 4.90%,
   10/01/03............................  A2/A     $  400,000 $   406,000
 Seward, AK Rev. Bonds (Alaska Sealife
   Center Proj.), Ser. 1996, 6.50%,
   10/01/01*...........................  NR/NR       560,000     570,500
                                                              ----------
                                                                 976,500
                                                              ----------
CALIFORNIA - 9.7%
 California State Veterans Bonds,
   Ser. 1989, 7.00%, 04/01/03..........  A1/A+       500,000     505,730
 California State Veterans Bonds,
   Ser. AY, 6.90%, 04/01/01............  A1/A+       250,000     252,815
 Los Angeles County, CA Public Works
   Fin. Auth. Rev. Bonds
   (LA County Park & Open Space Dist.),
   Ser. 1994A, 5.63%, 10/01/03.........  Aa3/AA      250,000     267,187
 Los Angeles, CA Dept. of Water and
   Power Electric Plant Rev. Bonds,
   5.75%, 11/15/02.....................  Aa3/AA      300,000     320,250
 Redevelopement Agency of San Francisco,
   CA Multi-Family Housing Ref. Rev.
   Bonds (GNMA South Beach Proj.), Ser.
   1994, 4.75%, 09/01/02...............  Aaa/NR      345,000     347,588
                                                              ----------
                                                               1,693,570
                                                              ----------
COLORADO - 3.0%
 Aurora, CO Cert. of Participation Lease
   Ref. Rev. Bonds, 5.85%, 12/01/02....  A/A         500,000     526,250
                                                              ----------
DELAWARE - 19.6%
 Bethany Beach, DE Gen. Oblig. Rev.
   Bonds, 9.75%, 11/01/07..............  Aaa/AAA     160,000     224,000
 Bethany Beach, DE Gen. Oblig. Rev.
   Bonds, 9.75%, 11/01/08..............  Aaa/AAA     180,000     256,500
 Delaware State Economic Dev. Auth.
   Rev. Bonds (Osteopathic Hosp. Assoc.),
   6.00%, 01/01/03.....................  Aaa/NR      500,000     526,250
 Delaware State Economic Dev. Auth.
   Rev. Bonds (Delmarva Power & Light),
   7.30%, 09/01/15.....................  Aaa/AAA     100,000     107,500



   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
 Delaware State Gen. Oblig. Rev.
   Bonds, Ser. A, 5.00%, 01/01/04.....   Aa1/AA+  $  255,000 $   264,244
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev. Bonds,
   6.30%, 07/01/98....................   A1/A+       100,000     100,550
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev.
   Bonds, Ser. 1992D, 6.35%, 07/01/03.   A1/NR       100,000     105,000
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev.
 Bonds, Ser. C, 7.25%, 01/01/07.......   A1/A        225,000     241,594
 Delaware State Housing Auth. Single
   Family Mtge. Rev. Bonds,
   Ser. 1993, Subser. A, 5.05%,
   07/01/05...........................   Aaa/AAA     305,000     308,430
 Delaware State Housing Auth. Single
   Family Mtge. Rev. Bonds,
   Ser. 1993, Subser. A1, 5.15%,
   01/01/06...........................   Aaa/AAA     175,000     178,062
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 1991,
   Subser. B-1, 6.40%, 12/01/02.......   Aa3/NR       40,000      41,800
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 1991,
   Subser. B-1, 6.10%, 06/01/99.......   Aa3/NR       40,000      40,650
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 91A,
   7.00%, 06/01/00....................   Aa3/NR       25,000      25,469
 Delaware State Solid Waste Auth. Sys.
   Rev. Bonds, 5.80%, 07/01/01........   A/A         500,000     522,500
 Delaware Trans. Auth. Trans. Sys.
   Sr. Lien Rev. Bonds, 6.75%,
   07/01/98...........................   A1/AA       115,000     117,130
 Delaware Trans. Auth. Trans. Sys.
   Sr. Lien Rev. Bonds, 5.88%,
   07/01/00...........................   A1/AA       350,000     364,875
                                                              ----------
                                                               3,424,554
                                                              ----------
GEORGIA - 2.6%
 Georgia State Gen. Oblig. Rev.
   Bonds, Ser. 97A, 6.25%, 04/01/07...   Aa+/AAA     400,000     450,500
                                                              ----------
HAWAII - 4.4%
 Hawaii State Gen. Oblig. Rev. Bonds,
   Ser. 92BW, 6.20%, 03/01/05.........   Aa3/A+      700,000     770,000
                                                              ----------



   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
MASSACHUSETTS - 2.9%
 Massachusetts State Gen. Oblig. Rev.
   Bonds, Ser. 93B MBIA, 4.875%, 10/01/13Aaa/AAA     520,000     503,100
                                                              ----------
MISSISSIPPI - 2.3%
 Medical Center Educ. Bldg. Corp.
   (Univ. of Mississippi Medical Center
   Proj.), Ser. 1993, 5.40%, 12/01/05... NR/A-       400,000     409,500
                                                              ----------
NEW JERSEY - 3.0%
 New Jersey Econ. Dev. Auth. School Rev.
   Bonds (Blair Academy 1995 Proj.),
   Ser. 95B, 6.00%, 09/01/07...........  A3/NR       500,000     518,125
                                                              ----------
NEW YORK - 3.1%
 Municipal Assistance Corp. of New York
   City, NY Sales Tax Rev., 5.75%,
   07/01/03............................  AA2/AA-     500,000     534,375
                                                              ----------
PENNSYLVANIA - 14.2%
 Dauphin County, PA Gen. Auth. School
   Dist. Pooled Fin. Rev. AMBAC, 4.45%,
   09/01/32............................  Aaa/NR      500,000     500,000
 Lancaster County, PA Solid Waste Auth.
   Rev. Bonds, 7.75%, 12/15/04.........  Baa2/BBB    225,000     233,150
 Lancaster County, PA Solid Waste Auth.
   Rev. Bonds, Ser. 91A, 6.15%,
   12/15/98............................  Baa2/BBB    100,000     101,125
 Pennsylvania State Higher Educ. Fac.
   Auth. College & Univ. Rev. Bonds
   (Philadelphia College of Osteopathic
   Medicine), Ser. 1993, 5.25%, 12/01/07 NR/AAA      150,000     154,500
 Philadelphia Parking Auth. Rev. Bonds,
   Ser. 1997, 5.50%, 09/01/03..........  Aaa/AAA     500,000     528,750
 Philadelphia, PA Redev. Auth. Home Imp.
   Loan Rev. Bonds, 7.38%, 06/01/03....  A1/A+        35,000      35,541
 York County, PA Ind. Auth. Personal
   Care Fac. 9.50%, 10/01/19, Prerefunded
   10/01/02 @ 100......................  NR/NR       335,000     410,375
 York County, PA Solid Waste Refuse
   Auth. Ind. Dev. Rev. Bonds (Resource
   Recovery Proj.), Ser. 85A, 8.20%,
   12/01/14............................  A/AA-       500,000     516,340
                                                              ----------
                                                               2,479,781
                                                              ----------




   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
TEXAS - 5.8%
 Austin, TX Gen. Oblig. Rev. Bonds,
   4.75%, 09/01/09...................    Aa2/AA    $ 315,000 $   313,031
 Kingsbridge, TX Municipal Utilities
   Dist. AMBAC, 4.875%, 03/01/02.....    Aaa/N/R     680,000     695,300
                                                              ----------
                                                               1,008,331
                                                              ----------
UTAH - 3.1%
 Salt Lake City, UT Municipal Bldg.
   Auth. Lease Rev. Bonds, Ser. 1994A,
   5.65%, 10/01/03...................    Aaa/AAA     500,000     532,500
                                                              ----------
VIRGINIA - 7.4%
 Virginia Educ. Loan Auth. Rev. Bonds
   (Student Loan Prog.), Ser. 1994B,
   5.15%, 03/01/04...................    Aaa/NR      260,000     268,450
 Virginia State Housing Dev. Auth.
   Commonwealth Mtge. Rev. Bonds, Ser.
   1992C, Subser. C8, 5.80%, 07/01/04.   Aa1/AA+     500,000     526,250
 Virginia State Public Bldg. Auth. Rev.
   Bonds, Ser. 96A, 5.00%, 08/01/12..    Aa/AA       500,000     500,625
                                                              ----------
                                                               1,295,325
                                                              ----------
WASHINGTON - 5.1%
 Clark County, WA Public Utility Dist.
   No. 1 Generating Sys. Rev. Bonds,
   6.00%, 01/01/06....................   Aaa/AAA     350,000     381,938
 Washington State Public Power Supply
   Sys. Ref. Rev. Bonds (Nuclear Proj.
   No. 3), Ser. 1993C, 5.10%, 07/01/07.  AA1/AA-     500,000     513,750
                                                              ----------
                                                                 895,688
                                                              ----------
WISCONSIN - 2.9%
 Appleton, WI Area School Dist., 5.00%,
   04/01/11............................  Aa/NR       505,000     505,631
                                                              ----------
     TOTAL MUNICIPAL BONDS (COST
       $16,066,778)                                           16,523,730
                                                              ----------
TAX-EXEMPT MUTUAL FUNDS - 4.4%
 PNC Municipal Cash Tax-Exempt Money
   Market Fund, (COST $767,697)........  NR/NR       767,697     767,697
                                                              ----------




   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/MUNICIPAL INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
TOTAL INVESTMENTS (COST $16,834,475)+
  - 99.1%..................................                   $17,291,427
OTHER ASSETS AND LIABILITIES, NET
  - 0.9%...................................                       154,829
                                                              -----------
NET ASSETS - 100.0%........................                   $17,446,256
                                                              ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Adviser.
+ Cost for federal income tax purposes. At October 31, 1997, net unrealized appreciation was $456,952. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $457,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $76.

   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS
----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
                                        DIVERSIFIED  MUNICIPAL
                                          INCOME      INCOME
                                         PORTFOLIO   PORTFOLIO
                                        ----------   ----------
ASSETS:
Investments in securities, at market
   (identified cost $30,664,791 and
 $16,834,475, respectively) (Note 2).  $31,283,925 $17,291,427
Receivable for investment securities
   Sold..............................      301,434        -
Receivable for Fund shares sold......          788         965
Interest receivable .................      478,937     234,480
Deferred organization costs (Note 2).          -        15,998
Other assets ........................          230         121
                                       ----------- -----------
   Total assets ....................    32,065,314  17,542,991
                                       ----------- -----------
LIABILITIES:
Dividends payable ..................       159,171      64,467
Payable for Fund shares redeemed ...       394,514        -
Due to Adviser (Note 4) ............         2,066        -
Other accrued expenses (Note 4) ....        53,803      32,268
                                       ----------- -----------
   Total liabilities ...............       609,554      96,735
                                       ----------- -----------

NET ASSETS, at market value ........   $31,455,760 $17,446,256
                                       =========== ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest ......   $    24,059 $    13,693
Additional paid-in capital .........    30,928,533  17,007,307
Net unrealized appreciation of
   investments .....................       619,134     456,952
Accumulated net realized loss ......       (115,966)   (31,696)
                                        ----------- ----------
NET ASSETS, for 2,405,944 and 1,369,252
   shares outstanding, respectively .  $31,455,760 $17,446,256
                                       =========== ===========
NET ASSET VALUE and redemption price
   per share ($31,455,760 / 2,405,944
   and $17,446,256 / 1,369,252
   outstanding shares of beneficial
   interest, $0.01 par value,
   respectively) ....................       $13.07      $12.74
                                            ======      ======
Maximum offering price per share
   (100/96.50 of $13.07 and 100/96.50
   of $12.74, respectively) .........       $13.54      $13.20
                                            ======      ======

   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended October 31, 1997

                                        DIVERSIFIED  MUNICIPAL
                                           INCOME     INCOME
                                         PORTFOLIO   PORTFOLIO
                                        -----------  ---------

Interest income....................... $2,090,092  $  877,182
                                       ----------  ----------
EXPENSES:
 Advisory fee (Note 4) ...............    157,518      82,587
 Administration fee (Note 4) .........     25,203      13,578
 Accounting fee (Note 4) .............     50,000      50,000
 Distribution expenses (Note 4) ......     25,102      19,101
 Trustees' fees and expenses (Note 4).      5,400       5,400
 Amortization of organizational
   expenses (Note 2) .................       -         18,057
 Registration fees ...................     12,252      14,983
 Reports to shareholders .............     17,366      10,669
 Legal ...............................     15,735      13,442
 Audit ...............................     26,590      13,446
 Other ...............................     18,362      16,559
                                       ----------  ----------

 Total expenses before fee waivers....    353,528     257,822
 Advisory fee waived (Note 4) ........   (148,754)    (82,587)
 Administration fee waived (Note 4)...       -        (13,578)
 Accounting fee waived (Note 4).......       -        (34,363)
                                       ----------  ----------

      Total expenses, net ............    204,774     127,294
                                       ----------  ----------

      Net investment income ..........  1,885,318     749,888
                                       ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain (loss) on investment
   transactions ......................    (16,511)     40,118
 Net unrealized appreciation
   of investments during the year ....    307,032     340,102
                                       ----------  ----------

 Net gain on investments .............    290,521     380,220
                                       ----------  ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................... $2,175,839  $1,130,108
                                       ==========  ==========


   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS-CONTINUED
---------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                             DIVERSIFIED    MUNICIPAL
                                               INCOME        INCOME
                                              PORTFOLIO     PORTFOLIO
                                             -----------    ---------
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ...................   $ 1,885,318   $   749,888
 Net realized gain (loss) on investment
   transactions ..........................       (16,511)       40,118
 Net unrealized appreciation of
   investments during the year ...........       307,032       340,102
                                             -----------   -----------
 Net increase in net assets resulting
    from operations ......................     2,175,839     1,130,108
                                             -----------   -----------
Distributions to shareholders from:
 Net investment income....................    (1,885,318)     (749,888)
                                             -----------   -----------
Increase (decrease) in net assets from
   Fund share transactions (Note 5) ......      (611,832)      447,444
                                             -----------   -----------
 Total increase (decrease) in net assets .      (321,311)      827,664
NET ASSETS:
 Beginning of year .......................    31,777,071    16,618,592
                                             -----------   -----------
 End of year..............................   $31,455,760   $17,446,256
                                             ===========   ===========
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................  $ 1,993,892   $   739,446
 Net realized gain (loss) on investment
    transactions ..........................      338,775       (20,412)
 Net unrealized depreciation of
  investments during the year .............     (746,222)      (24,225)
                                             -----------   -----------
 Net increase in net assets resulting
   from operations ........................    1,586,445       694,809
                                             -----------   -----------
Distributions to shareholders from:
 Net investment income.....................   (1,993,892)     (739,446)
                                             -----------   -----------
Increase (decrease) in net assets from
   Fund share transactions (Note 5) .......      (29,412)       92,949
                                             -----------   -----------
 Total increase (decrease) in net assets...     (436,859)       48,312
NET ASSETS:
 Beginning of year.........................   32,213,930    16,570,280
                                             -----------   -----------
 End of year...............................  $31,777,071   $16,618,592
                                             ===========   ===========
   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------
 The   following  tables  include  selected  data  for  a  share   outstanding
 throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                             FOR THE FISCAL YEARS ENDED OCTOBER 31,
                             --------------------------------------
                               1997   1996    1995   1994     1993
                              ------ ------  ------ ------   ------
DIVERSIFIED INCOME PORTFOLIO


NET ASSET VALUE - BEGINNING OF
  YEAR......................  $12.95 $13.08  $12.42 $13.48   $13.20
                              ------ ------  ------ ------   ------
INVESTMENT OPERATIONS:
  Net investment income.....    0.77   0.78    0.83   0.71     0.76
  Net realized and unrealized
    gain (loss) on
    investments.............    0.12  (0.13)   0.66  (1.02)    0.39
                              ------ ------  ------ ------   ------
      Total from investment
        Operations..........    0.89   0.65    1.49  (0.31)    1.15
                              ------ ------  ------ ------   ------
DISTRIBUTIONS:
  From net investment income.  (0.77) (0.78)  (0.83) (0.71)   (0.76)
  From net realized gain on
    Investments.............     -      -       -    (0.04)   (0.11)
                              ------ ------  ------ ------   ------
      Total distributions ..   (0.77) (0.78)  (0.83) (0.75)   (0.87)
                              ------ ------  ------ ------   ------

NET ASSET VALUE - END OF YEAR $13.07 $12.95  $13.08 $12.42   $13.48
                              ====== ======  ====== ======   ======

TOTAL RETURN* ..............    7.13%  5.18%  12.41% (2.33)%   9.00%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses + ...............    0.65%  0.65%   0.65%  0.65%    0.65%
  Net investment income.....    5.98%  6.07%   6.56%  5.53%    5.65%
Portfolio turnover rate .....  83.54% 85.77% 116.40% 43.77%   24.22%
Net assets at end of year
  (000 omitted) ............. $31,456 $31,777 $32,214 $31,721 $40,971










   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL HIGHLIGHTS-CONTINUED
----------------------------------------------------------------------
                                FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                --------------------------------------
                                    1997    1996     1995     1994
                                   ------- -------  -------  -------
MUNICIPAL INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF
  YEAR.........................    $ 12.46 $ 12.49  $ 11.64  $ 12.50
                                   ------- -------  -------  -------

INVESTMENT OPERATIONS:
  Net investment income........       0.55    0.55     0.54     0.49
  Net realized and unrealized
    gain (loss) on investments.       0.28   (0.03)    0.85    (0.86)
                                   ------- -------  -------  -------
      Total from investment
        operations .............      0.83    0.52     1.39    (0.37)
                                   ------- -------  -------  -------
DISTRIBUTIONS:
  From net investment income....     (0.55)  (0.55)   (0.54)   (0.49)
                                   ------- -------  -------  -------

NET ASSET VALUE - END OF YEAR....  $ 12.74 $ 12.46  $ 12.49  $ 11.64
                                   ======= =======  =======  =======

TOTAL RETURN* ...................    6.85%   4.24%   12.23%   (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ++ ...................    0.75%   0.75%    0.75%    0.75%
  Net investment income..........    4.42%   4.41%    4.50%    4.13%
Portfolio turnover rate ..........  28.56%  15.91%   42.08%   21.95%
Net assets at end of year
  (000 omitted)................... $17,446 $16,619  $16,570  $14,283



* These results do not include a sales load. If the sales load had been included, the returns would have been lower.
+ Wilmington Trust Company ("WTC") waived a portion of its advisory fee for the fiscal years ended October 31, 1997, 1996, 1995, 1994, and 1993. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the fiscal years ended
     October  31,  1997, 1996, 1995, 1994, and 1993, would  have  been  1.12%,
     1.09%, 1.14%, 1.05%, and 1.06%, respectively .
++ WTC waived its entire advisory fee and RSMC waived a portion of its administration and accounting services fees for the fiscal years ended October 31, 1997, 1996, 1995, and 1994. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the fiscal years ended October 31, 1997, 1996, 1995 and 1994, would have been 1.52%, 1.37%, 1.45%, and 1.62%, respectively.



   The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------
1.DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund  (the
 "Fund")  is  registered under the Investment Company Act of 1940, as  amended
 (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated May 7, 1986, as last amended and restated on February 15, 1993, permits the Trustees to establish separate series or "Portfolios", each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into two Portfolios, the Diversified Income Portfolio and the Municipal Income Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Diversified Income Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities. The investment objective of the Municipal Income Portfolio is to seek a high level of income exempt from federal income tax consistent with the preservation of capital.

2.SIGNIFICANT  ACCOUNTING  POLICIES.  The  following  is  a  summary  of   the
 significant accounting policies of the Fund:

 SECURITY VALUATION. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by using the last reported sales price in the principal market where the securities are traded or if no sales are reported, the last reported bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

 FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income tax has been made. At October 31, 1997, the Diversified Income Portfolio and the Municipal Income Portfolio had net tax basis capital loss carryforwards to offset future capital gains of approximately  $112,000  and  $32,000, respectively,  which  will  expire  as follows:
                               CAPITAL LOSS      EXPIRATION
                               CARRY FORWARD        DATE
                                -------------     ----------
 Diversified Income Portfolio..    $82,000       10/31/03
                                    30,000       10/31/05
 Municipal Income Portfolio....     11,000       10/31/03
                                    21,000       10/31/04
 INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions of net realized gains on investments, if any, by each Portfolio will be made annually in December.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
 DEFERRED ORGANIZATION COSTS. Costs incurred by the Municipal Income Portfolio in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolio commenced operations.

 USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3.INVESTMENT  SECURITIES.  During the fiscal  year  ended  October  31,  1997,
 purchases   and   sales   of  investment  securities  (excluding   short-term
 investments) aggregated as follows:

                                  DIVERSIFIED     MUNICIPAL
                                    INCOME         INCOME
                                  -----------    ----------
 Purchases..................      $24,494,126    $4,693,418
 Sales......................       26,208,894     4,691,687

4.ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund, on behalf  of each Portfolio, employs Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, to furnish investment advisory and other services to the Fund. Under WTC's Advisory Contract with the Fund, WTC acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund's Portfolios in accordance with each Portfolio's investment objective, policies and limitations. For its services under the Advisory Contract, the Fund pays WTC a monthly fee at an annual rate of 0.50% of the average daily net assets of each Portfolio of the Fund, excluding those assets invested in any money market mutual fund. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through February 1998. For the fiscal year ended October 31, 1997, with respect to the Diversified Income Portfolio, WTC further voluntarily agreed to waive its fee or reimburse the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceed an annual rate of 0.65% of average daily net assets. These undertakings may be amended or rescinded at any time in the future.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
 The following table summarizes the advisory fees for the fiscal year ended October 31, 1997:

                                  GROSS ADVISORY  ADVISORY
                                        FEE      FEE WAIVER
                                  -------------- ----------
 Diversified Income Portfolio.    $157,518       $148,754
 Municipal Income Portfolio...      82,587         82,587

 WTC also serves as Custodian of the assets of the Fund and does not receive any separate fees from the Fund for the performance of this service. Each Portfolio of the Fund reimburses WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of this service.

 Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, serves as Administrator, Transfer Agent and Dividend Paying Agent to the Fund under separate Administration and Transfer Agent Agreements with the Fund, each dated December 31, 1992. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The administration fee earned by RSMC from the Diversified Income Portfolio for the fiscal year ended October 31, 1997 amounted to $25,203. RSMC waived its administration fee, which amounted to $13,578, for the Municipal Income Portfolio for the fiscal year ended October 31, 1997. The Fund does not pay RSMC any separate fees for its services as Transfer Agent and Dividend Paying Agent for the Portfolios, as WTC assumes the cost of providing these services to the Portfolios. Each Portfolio reimburses RSMC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

 Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act to allow each of the Portfolios to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Portfolio of distribution expenses. The Trustees have authorized a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended October 31, 1997, such expenses amounted to $25,102 for the Diversified Income Portfolio and $19,101 for the Municipal Income Portfolio.

 RSMC determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For the fiscal year ended October 31, 1997, RSMC's fees for accounting services amounted to $50,000 per Portfolio. RSMC waived $34,363 of the accounting services fee for the Municipal Income Portfolio.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
    The salaries and fees of all officers of the Fund, the Trustees who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates, and all personnel of the Fund, WTC, RSMC or RSD performing services related to research, statistical and investment activities are paid by WTC, RSMC, RSD or their affiliates. The fees and expenses of the "non-interested" Trustees for the fiscal year ended October 31, 1997 amounted to $5,400 per Portfolio.

5.FUND SHARES. At October 31, 1997, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized. The following table summarizes the activity in shares of each Portfolio:

DIVERSIFIED INCOME PORTFOLIO
                            FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                           ENDED OCTOBER 31, 1997  ENDED OCTOBER 31, 1996
                           ----------------------  ----------------------
                             SHARES       AMOUNT     SHARES      AMOUNT
                            ---------   ----------  ---------  ----------
Shares sold...............    141,848   $1,841,272    332,967  $4,362,435
Shares issued to shareholders
 in reinvestment of
 distributions.............    58,648      755,881     66,445     859,172
Shares redeemed............  (248,332)  (3,208,985)  (408,911) (5,251,019)
                            ---------   ----------  ---------  ----------
Net decrease...............   (47,836)  $ (611,832)    (9,499) $  (29,412)
                                        ----------             ----------

Shares outstanding:
 Beginning of year......... 2,453,780               2,463,279
                            ---------               ---------
 End of year............... 2,405,944               2,453,780
                            =========              =========

MUNICIPAL INCOME PORTFOLIO
                            FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                           ENDED OCTOBER 31, 1997  ENDED OCTOBER 31, 1996
                           ----------------------  ----------------------
                              SHARES      AMOUNT     SHARES      AMOUNT
                            ---------   ----------  ---------  ----------
Shares sold...............     98,185   $1,235,603    141,627  $1,762,290
Shares issued to shareholders
 in reinvestment of
 distributions............     45,831      575,223     45,629     568,432
Shares redeemed...........   (108,773)  (1,363,382)  (180,088) (2,237,773)
                            ---------   ----------  ---------  ----------
Net increase..............     35,243   $  447,444      7,168  $   92,949
                                        ==========             ==========
Shares outstanding:
 Beginning of year........  1,334,009               1,326,841
                            ---------               ---------
 End of year..............  1,369,252               1,334,009
                            =========               =========

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Strategic Fixed-Income
Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Strategic Fixed-Income Fund (comprised of respectively, The Diversified Income and The Municipal Income Portfolios) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Strategic Fixed-Income Fund at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 26, 1997

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
TAX INFORMATION
------------------------------------------------------------------------------
Pursuant to Section 852 of the Internal Revenue Code of 1986, the Municipal Income Portfolio designates $738,423 as tax-exempt dividends.

In January 1998 shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 1997, including any distributions paid between October 31, 1997 and December 31, 1997.
                                  23
[Outside cover -- divided into two sections]
[Left Section]                                    [Right Section]

TRUSTEES                                          THE RODNEY SQUARE
Eric Brucker                                      STRATEGIC
Fred L.Buckner                                    FIXED-INCOME
Robert J. Christian                               FUND
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS                                          [GRAPHIC - RSMC Logo]
Martin L. Klopping, PRESIDENT

Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
---------------------------------------------

ADMINISTRATOR AND                                 ANNUAL REPORT
TRANSFER AGENT                                    October 31, 1997
Rodney Square Management Corporation
------------------------------------

INVESTMENT ADVISER
AND CUSTODIAN
Wilmington Trust Company
------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
--------------------------------

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
--------------------------

INDEPENDENT AUDITORS
Ernst & Young LLP
--------------------

THIS   REPORT IS SUBMITTED FOR  THE
GENERAL    INFORMATION    OF    THE
SHAREHOLDERS  OF  THE  FUND.    THE
REPORT   IS   NOT  AUTHORIZED   FOR
DISTRIBUTION     TO     PROSPECTIVE
INVESTORS   IN  THE   FUND   UNLESS
PRECEDED  OR  ACCOMPANIED   BY   AN
EFFECTIVE PROSPECTUS.

RS03  12/97